Business Combinations - Summary of Amount of Identified Assets Acquired and Liabilities Assumed (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2016
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill			¥ 17,800
Music Content Company
Recognized amounts of identifiable assets acquired and liabilities assumed:
Purchase consideration	¥ 2,231	¥ 2,231
Cash and cash equivalents	196
Short-term investment	100
Accounts receivables	30
Intangible assets	496
Prepayments, deposits and other assets	7
Deferred revenue	(53)
Other payables and accruals	(30)
Account payable	(22)
Deferred tax liabilities	(73)
Goodwill	1,580
Identifiable assets acquired (liabilities assumed)	¥ 2,231